UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Mutual Fund®
Investment portfolio

July 31, 2011
unaudited
Common stocks — 90.45%	Shares	Value (000)

ENERGY — 9.53%
Apache Corp.	483,400	$59,806
Baker Hughes Inc.	1,545,000	119,552
Chevron Corp.	2,098,911	218,329
ConocoPhillips	4,317,900	310,846
Devon Energy Corp.	1,925,000	151,497
EnCana Corp.	4,245,000	124,336
EOG Resources, Inc.	926,600	94,513
Marathon Oil Corp.	2,000,000	61,940
Royal Dutch Shell PLC, Class A (ADR)	5,806,000	427,089
Royal Dutch Shell PLC, Class B (ADR)	1,172,000	86,318
Schlumberger Ltd.	880,400	79,562
Spectra Energy Corp	2,430,500	65,672
		1,799,460

MATERIALS — 4.05%
Air Products and Chemicals, Inc.	1,535,000	136,200
CRH PLC (ADR)	985,000	19,532
Dow Chemical Co.	7,448,800	259,740
E.I. du Pont de Nemours and Co.	690,000	35,480
MeadWestvaco Corp.	5,749,864	179,051
Praxair, Inc.	1,302,700	135,012
		765,015

INDUSTRIALS — 15.25%
3M Co.	3,135,000	273,184
Avery Dennison Corp.	805,000	25,398
Boeing Co.	610,000	42,987
CSX Corp.	11,272,500	276,965
Eaton Corp.	800,000	38,360
Emerson Electric Co.	3,695,000	181,388
General Dynamics Corp.	1,481,000	100,915
General Electric Co.	8,417,500	150,757
Illinois Tool Works Inc.	850,000	42,330
Lockheed Martin Corp.	1,845,000	139,722
Norfolk Southern Corp.	1,000,000	75,700
Pentair, Inc.	1,800,000	66,258
Pitney Bowes Inc.	4,044,900	87,168
Precision Castparts Corp.	314,000	50,673
R.R. Donnelley & Sons Co.	9,367,657	176,206
Republic Services, Inc.	3,375,000	97,976
Rockwell Automation	700,000	50,232
Siemens AG (ADR)	125,000	15,911
Southwest Airlines Co.	4,450,000	44,322
Union Pacific Corp.	2,005,300	205,503
United Parcel Service, Inc., Class B	2,450,000	169,589
United Technologies Corp.	5,076,100	420,504
Waste Management, Inc.	4,645,400	146,284
		2,878,332

CONSUMER DISCRETIONARY — 12.05%
Carnival Corp., units	1,770,000	58,941
Comcast Corp., Class A	4,540,000	109,051
Comcast Corp., Class A, special nonvoting shares	1,500,000	35,010
Darden Restaurants, Inc.	4,493,400	228,265
DIRECTV, Class A1	1,000,000	50,680
Harley-Davidson, Inc.	2,563,852	111,245
Home Depot, Inc.	10,727,130	374,699
Johnson Controls, Inc.	3,175,000	117,316
Kohl’s Corp.	1,200,000	65,652
Lowe’s Companies, Inc.	740,749	15,985
Mattel, Inc.	4,950,000	131,967
McDonald’s Corp.	1,200,000	103,776
McGraw-Hill Companies, Inc.	1,321,643	54,980
News Corp., Class A	3,850,000	61,677
Staples, Inc.	9,030,000	145,022
Thomson Reuters Corp.	1,700,000	58,531
Time Warner Cable Inc.	2,518,337	184,619
Time Warner Inc.	4,169,333	146,594
VF Corp.	547,100	63,901
YUM! Brands, Inc.	2,980,000	157,404
		2,275,315

CONSUMER STAPLES — 6.45%
Avon Products, Inc.	2,990,000	78,428
Coca-Cola Co.	850,000	57,809
Colgate-Palmolive Co.	1,092,500	92,185
ConAgra Foods, Inc.	950,000	24,330
General Mills, Inc.	1,500,000	56,025
H.J. Heinz Co.	600,000	31,584
Kellogg Co.	900,000	50,202
Kimberly-Clark Corp.	2,140,000	139,870
Kraft Foods Inc., Class A	11,839,700	407,049
PepsiCo, Inc.	3,156,800	202,161
Procter & Gamble Co.	790,000	48,577
Sara Lee Corp.	1,500,000	28,665
		1,216,885

HEALTH CARE — 9.95%
Abbott Laboratories	8,718,000	447,408
Amgen Inc.1	2,825,000	154,528
Bristol-Myers Squibb Co.	12,012,500	344,278
Cardinal Health, Inc.	1,305,000	57,107
Eli Lilly and Co.	3,125,000	119,687
Johnson & Johnson	600,000	38,874
Medtronic, Inc.	1,607,000	57,932
Merck & Co., Inc.	10,698,302	365,133
Novartis AG (ADR)	900,000	55,080
Pfizer Inc	9,520,000	183,165
Stryker Corp.	1,000,000	54,340
		1,877,532

FINANCIALS — 6.19%
Allstate Corp.	700,000	19,404
American Express Co.	1,250,000	62,550
Arthur J. Gallagher & Co.	1,937,331	54,478
Bank of New York Mellon Corp.	4,916,800	123,461
Bank of Nova Scotia	2,250,000	127,710
BB&T Corp.	3,050,000	78,324
Comerica Inc.	411,400	13,177
Cullen/Frost Bankers, Inc.	1,593,000	85,831
Hudson City Bancorp, Inc.	9,196,000	75,867
JPMorgan Chase & Co.	4,668,000	188,820
Lincoln National Corp.	413,300	10,952
Marsh & McLennan Companies, Inc.	2,224,423	65,598
NYSE Euronext	2,512,246	84,060
Old Republic International Corp.	6,200,000	64,728
State Street Corp.	1,419,700	58,875
Wells Fargo & Co.	1,985,000	55,461
		1,169,296

INFORMATION TECHNOLOGY — 10.63%
Analog Devices, Inc.	1,222,500	42,054
Applied Materials, Inc.	4,070,000	50,142
Automatic Data Processing, Inc.	2,000,000	102,980
Google Inc., Class A1	27,300	16,481
Hewlett-Packard Co.	3,800,000	133,608
Intel Corp.	5,818,000	129,916
International Business Machines Corp.	2,577,000	468,627
KLA-Tencor Corp.	1,322,000	52,642
Linear Technology Corp.	3,300,000	96,690
Maxim Integrated Products, Inc.	2,370,000	54,415
Microchip Technology Inc.	1,500,000	50,625
Microsoft Corp.	17,029,198	466,600
Nokia Corp. (ADR)	4,430,000	25,694
Oracle Corp.	3,985,000	121,861
Paychex, Inc.	1,000,000	28,230
QUALCOMM Inc.	800,000	43,824
Texas Instruments Inc.	3,350,000	99,663
Xilinx, Inc.	688,400	22,098
		2,006,150

TELECOMMUNICATION SERVICES — 7.21%
AT&T Inc.	23,140,700	677,097
BCE Inc.	3,750,000	143,138
CenturyLink, Inc.	5,198,950	192,933
Verizon Communications Inc.	9,835,000	347,077
		1,360,245

UTILITIES — 6.44%
Ameren Corp.	2,243,680	64,663
American Electric Power Co., Inc.	1,435,000	52,894
Dominion Resources, Inc.	1,900,000	92,055
DTE Energy Co.	750,000	37,380
Duke Energy Corp.	10,005,000	186,093
Exelon Corp.	3,093,720	136,340
FirstEnergy Corp.	3,927,728	175,373
PPL Corp.	2,747,000	76,642
Progress Energy, Inc.	2,346,900	109,694
Public Service Enterprise Group Inc.	2,575,000	84,331
Questar Corp.	420,000	7,741
Southern Co.	2,000,000	79,080
Xcel Energy Inc.	4,745,000	113,880
		1,216,166

MISCELLANEOUS — 2.70%
Other common stocks in initial period of acquisition		509,737

Total common stocks (cost: $14,457,776,000)		17,074,133

Convertible securities — 0.20%

CONSUMER DISCRETIONARY — 0.02%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units2	22,000	3,949

UTILITIES — 0.18%
PPL Corp. 9.50% convertible preferred 2013, units	600,000	33,654

Total convertible securities (cost: $32,048,000)		37,603

	Principal amount
Bonds & notes — 3.66%	(000)

ENERGY — 0.03%
Enbridge Energy Partners, LP 5.35% 2014	$5,075	5,590

INDUSTRIALS — 0.16%
Black & Decker Corp. 8.95% 2014	18,000	21,311
PACCAR Inc, Series A, 6.375% 2012	5,000	5,147
Union Pacific Corp. 5.125% 2014	3,830	4,215
		30,673

CONSUMER DISCRETIONARY — 0.51%
Staples, Inc. 9.75% 2014	81,450	96,954

CONSUMER STAPLES — 0.03%
Avon Products, Inc. 5.625% 2014	5,000	5,516

HEALTH CARE — 0.02%
Cardinal Health, Inc. 5.65% 2012	2,800	2,916

FINANCIALS — 2.11%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	5,000	5,388
American Express Bank 5.55% 2012	28,250	29,727
American Express Centurion Bank 5.55% 2012	18,870	19,875
Bank of America Corp. 6.50% 2016	2,500	2,804
Citigroup Inc. 6.125% 2017	5,000	5,612
ERP Operating LP 5.125% 2016	2,400	2,653
ERP Operating LP 5.375% 2016	6,455	7,195
ERP Operating LP 5.75% 2017	39,855	45,223
ERP Operating LP 6.584% 2015	3,500	4,051
ERP Operating LP 7.125% 2017	5,000	5,967
JPMorgan Chase & Co. 4.75% 2013	5,000	5,303
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)3	114,579	123,234
MetLife Global Funding I 5.125% 20144	3,000	3,294
UDR, Inc., Series A, 5.25% 2015	5,000	5,408
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)3	118,466	127,499
Westfield Group 5.75% 20154	5,000	5,624
		398,857

INFORMATION TECHNOLOGY — 0.08%
KLA-Tencor Corp. 6.90% 2018	13,700	15,784

TELECOMMUNICATION SERVICES — 0.14%
Verizon Communications Inc. 5.55% 2014	5,000	5,524
Verizon Communications Inc. 8.50% 2018	15,000	19,980
		25,504

UTILITIES — 0.13%
FPL Group Capital, Inc. 7.875% 2015	20,000	24,315

MORTGAGE-BACKED OBLIGATIONS5 — 0.17%
Fannie Mae 4.00% 2024	15,559	16,360
Fannie Mae 4.50% 2024	15,046	16,008
		32,368

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.28%
Fannie Mae 2.50% 2014	25,775	27,051
Freddie Mac 1.75% 2012	25,240	25,573
		52,624

Total bonds & notes (cost: $600,353,000)		691,101

Short-term securities — 5.84%

Bank of America Corp. 0.18% due 8/12/2011	32,000	31,998
CAFCO, LLC 0.18% due 10/14/2011	38,600	38,588
Coca-Cola Co. 0.13%–0.22% due 8/9–11/3/20114	137,000	136,975
Falcon Asset Securitization Co., LLC 0.12%–0.14% due 8/22–9/19/20114	31,200	31,195
Fannie Mae 0.105%–0.23% due 9/1/2011–3/1/2012	165,100	165,005
Federal Farm Credit Banks 0.21% due 9/13–10/24/2011	74,200	74,186
Federal Home Loan Bank 0.30% due 12/2/2011	38,100	38,084
Freddie Mac 0.12%–0.266% due 8/3/2011–2/15/2012	309,450	309,362
General Electric Co. 0.11% due 8/22/2011	30,000	29,998
Procter & Gamble Co. 0.17% due 1/4/20124	25,000	24,984
Straight-A Funding LLC 0.18% due 8/3/20114	33,300	33,300
U.S. Treasury Bills 0.158%–0.22% due 8/25/2011–1/12/2012	156,180	156,136
Walt Disney Co. 0.12% due 9/20/20114	32,900	32,894

Total short-term securities (cost: $1,102,533,000)		1,102,705

Total investment securities (cost: $16,192,710,000)		$18,905,542
Other assets less liabilities		(29,195)

Net assets		$18,876,347

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

 1Security did not produce income during the last 12 months.
 2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,949,000, which represented .02% of the net assets of the fund.
 3Coupon rate may change periodically.
 4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $268,266,000, which represented 1.42% of the net assets of the fund.
 5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Energy	$1,799,460	$—	$—	$1,799,460
Materials	765,015	—	—	765,015
Industrials	2,878,332	—	—	2,878,332
Consumer discretionary	2,275,315	—	—	2,275,315
Consumer staples	1,216,885	—	—	1,216,885
Health care	1,877,532	—	—	1,877,532
Financials	1,169,296	—	—	1,169,296
Information technology	2,006,150	—	—	2,006,150
Telecommunication services	1,360,245	—	—	1,360,245
Utilities	1,216,166	—	—	1,216,166
Miscellaneous	509,737	—	—	509,737
Convertible securities	33,654	3,949	—	37,603
Bonds & notes	—	691,101	—	691,101
Short-term securities	—	1,102,705	—	1,102,705
Total	$17,107,787	$1,797,755	$—	$18,905,542

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,307,037
Gross unrealized depreciation on investment securities	(599,980)
Net unrealized appreciation on investment securities	2,707,057
Cost of investment securities for federal income tax purposes	16,198,485

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-903-0911O-S29399

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: September 28, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: September 28, 2011